Long-term debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Long-term Debt - Principal payments
June 30, 2013	$ 36,637
June 30, 2014	32,298
June 30, 2015	31,094
June 30, 2016	35,715
June 30, 2017	60,309
June 30, 2018 and thereafter	46,060
Total	$ 242,113